Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2024
Events (Unaudited) Subsequent [Abstract]
Events (Unaudited) Subsequent to the Date of the Independent Auditor's Report

Note 12 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On March 31, 2025, the Company entered into Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024 and Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.

Subsequent to year end, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Amended and Restated Agreement and Plan of Merger, by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation, and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

On March 31, 2025, the Company issued a promissory note (the “Working Capital Note 10”) in the principal amount of $474,490 to the Sponsor in exchange for cash.